Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - Financial assets past due but not impaired [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade accounts receivables [line items]
Current	$ 190.9	$ 104.2
Trade accounts receivable, net	261.9	160.5
Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	20.9	25.6
From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	8.4	10.3
More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 41.7	$ 20.4